Financial Instruments and Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents:
Total financial assets	$ 523,658	$ 380,276
CFE liabilities:
Total financial liabilities	142,629	314,095
Level 1 [Member]
Cash and cash equivalents:
Total financial assets	17,626	27,121
CFE liabilities:
Total financial liabilities
Level 2 [Member]
Cash and cash equivalents:
Total financial assets	2,184	4,485
CFE liabilities:
Total financial liabilities	125,707	314,095
Level 3 [Member]
Cash and cash equivalents:
Total financial assets	503,848	348,670
CFE liabilities:
Total financial liabilities	16,922
Securitization debt of consolidated VIEs [Member]
CFE liabilities:
Total financial liabilities	142,629	314,095
Securitization debt of consolidated VIEs [Member] | Level 1 [Member]
CFE liabilities:
Total financial liabilities
Securitization debt of consolidated VIEs [Member] | Level 2 [Member]
CFE liabilities:
Total financial liabilities	125,707	314,095
Securitization debt of consolidated VIEs [Member] | Level 3 [Member]
CFE liabilities:
Total financial liabilities	16,922
Money Market Funds [Member]
Cash and cash equivalents:
Total financial assets	17,626	27,121
Money Market Funds [Member] | Level 1 [Member]
Cash and cash equivalents:
Total financial assets	17,626	27,121
Money Market Funds [Member] | Level 2 [Member]
Cash and cash equivalents:
Total financial assets
Money Market Funds [Member] | Level 3 [Member]
Cash and cash equivalents:
Total financial assets
Finance receivables [Member]
Cash and cash equivalents:
Total financial assets	214,420	316,998
Finance receivables [Member] | Level 1 [Member]
Cash and cash equivalents:
Total financial assets
Finance receivables [Member] | Level 2 [Member]
Cash and cash equivalents:
Total financial assets
Finance receivables [Member] | Level 3 [Member]
Cash and cash equivalents:
Total financial assets	214,420	316,998
Finance receivables at fair value [Member]
Cash and cash equivalents:
Total financial assets	289,428	31,672
Finance receivables at fair value [Member] | Level 1 [Member]
Cash and cash equivalents:
Total financial assets
Finance receivables at fair value [Member] | Level 2 [Member]
Cash and cash equivalents:
Total financial assets
Finance receivables at fair value [Member] | Level 3 [Member]
Cash and cash equivalents:
Total financial assets	289,428	31,672
Other assets (beneficial interests in securitizations) [Member]
Cash and cash equivalents:
Total financial assets	2,184	4,485
Other assets (beneficial interests in securitizations) [Member] | Level 1 [Member]
Cash and cash equivalents:
Total financial assets
Other assets (beneficial interests in securitizations) [Member] | Level 2 [Member]
Cash and cash equivalents:
Total financial assets	2,184	4,485
Other assets (beneficial interests in securitizations) [Member] | Level 3 [Member]
Cash and cash equivalents:
Total financial assets